Equity (Details 2) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Composition of other capital reserves [Abstract]
Available-for-sale financial assets	₪ 4,880		₪ 559
Other reserves	581	$ 168	496
Other capital reserves [Member]
Composition of other capital reserves [Abstract]
Available-for-sale financial assets	108		67	₪ (16)
Transactions with controlling shareholder	147		147	147
Transactions with non-controlling interests	316		283	86
Share-based payment	14		15	16
Revaluation reserve of cash flow hedges	(4)		(16)	(36)
Other reserves	₪ 581		₪ 496	₪ 197